Balance Sheet - USD ($)		Jul. 11, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Total Assets
Current Liabilities:
Accounts payable		308
Total Liabilities		308
COMMITMENTS AND CONTINGENCIES (Note 6)
Stockholders’ deficit:
Common stock, value	[1]
Additional paid-in-capital
Accumulated deficit		(308)
Total Stockholders’ Deficit		(308)
Total Liabilities and Stockholders’ Deficit
FUTURETECH II ACQUISITION CORP [Member]
Current Assets:
Cash			$ 160,723	$ 56,768	$ 17,578
Prepaid expenses			65,500		64,043
Extension fee receivable					125,000
Total Current Assets			1,446,288	1,672,752	1,385,762
Interest Bearing Bank Demand Deposit held in Trust Account			9,133,890	26,447,350	61,839,164
Total Assets			10,580,178	28,120,102	63,224,926
Current Liabilities:
Accounts payable and accrued expenses			942,520	1,148,902	295,137
Excise tax payable			1,170,089	1,170,089	642,389
Franchise tax payable			108,864	128,914	94,364
Income tax payable			46,458	299,105	1,087,603
Other Payable			299,104	17,744,312
Promissory Note - Sponsor			823,302	412,257
Accrued offering costs			2,708	2,708	2,708
Note payable - Sponsor			3,537,744	3,537,744	2,925,000
Total Current Liabilities			6,930,789	24,444,031	5,047,201
Deferred underwriting commission			3,450,000	3,450,000	3,450,000
Total Liabilities			10,380,789	27,894,031	8,497,201
COMMITMENTS AND CONTINGENCIES (Note 6)
Temporary equity, value			9,783,099	9,080,744	61,226,803
Stockholders’ deficit:
Preferred stock, value
Accumulated deficit			(9,584,062)	(8,855,025)	(6,499,430)
Total Stockholders’ Deficit			(9,583,710)	(8,854,673)	(6,499,078)
Total Liabilities and Stockholders’ Deficit			10,580,178	28,120,102	63,224,926
Common Class A [Member]
Current Liabilities:
Temporary equity, value
Common Class A [Member] | FUTURETECH II ACQUISITION CORP [Member]
Current Liabilities:
Temporary equity, value			9,783,099	9,080,744	61,226,803
Stockholders’ deficit:
Common stock, value			352	352	64
Common Class B [Member] | FUTURETECH II ACQUISITION CORP [Member]
Stockholders’ deficit:
Common stock, value					288
Related Party [Member]
Current Assets:
Due from Sponsor and related party
Related Party [Member] | FUTURETECH II ACQUISITION CORP [Member]
Current Assets:
Due from Sponsor and related party			75,000	75,000
Sponsor [Member]
Current Assets:
Due from Sponsor and related party
Sponsor [Member] | FUTURETECH II ACQUISITION CORP [Member]
Current Assets:
Due from Sponsor and related party			$ 1,145,065	$ 1,540,984	$ 1,179,141

[1]	Less than $0.01